Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
February 28, 2022
GO-NPRT1-0422
1.797926.118
Common Stocks - 96.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.5%
Entertainment - 3.3%
Netflix, Inc. (a)	127,400	50,262
Roku, Inc. Class A (a)	3,126,420	436,229
Sea Ltd. ADR (a)	1,251,584	182,231
		668,722
Interactive Media & Services - 12.5%
Alphabet, Inc.:
Class A (a)	196,258	530,120
Class C (a)	469,139	1,265,653
Bumble, Inc.	142,300	3,647
Meta Platforms, Inc. Class A (a)	1,824,885	385,105
NerdWallet, Inc.	171,430	1,963
Snap, Inc. Class A (a)	4,462,700	178,240
Zoominfo Technologies, Inc. (a)	3,776,200	206,520
		2,571,248
Media - 1.0%
Innovid Corp. (b)	1,017,722	3,867
Magnite, Inc. (a)(c)(d)	7,460,831	108,779
TechTarget, Inc. (a)	1,176,727	92,232
		204,878
Wireless Telecommunication Services - 2.7%
T-Mobile U.S., Inc. (a)	4,448,425	548,090
TOTAL COMMUNICATION SERVICES		3,992,938
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 2.1%
Neutron Holdings, Inc. (a)(b)(e)	474,927	33
Rad Power Bikes, Inc. (a)(b)(e)	382,384	3,665
Rivian Automotive, Inc. (c)	105,200	7,107
Rivian Automotive, Inc.	1,599,099	102,633
Tesla, Inc. (a)	364,380	317,167
		430,605
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (b)	807,944	1,616
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	662,900	100,423
Sonder Holdings, Inc. (b)	405,314	2,436
Sonder Holdings, Inc.	1,297,023	7,016
Sonder Holdings, Inc.:
rights (a)(e)	15,489	64
rights (a)(e)	15,488	53
rights (a)(e)	15,488	43
rights (a)(e)	15,488	36
rights (a)(e)	15,488	30
rights (a)(e)	15,488	25
Sweetgreen, Inc.	676,096	16,269
Sweetgreen, Inc. Class A (c)	87,700	2,221
		128,616
Household Durables - 0.1%
Purple Innovation, Inc. (a)(c)	1,577,436	9,496
Tempur Sealy International, Inc.	53,100	1,753
		11,249
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	422,267	1,296,892
BARK, Inc. (a)(c)	414,963	1,307
Cazoo Group Ltd. (b)	260,200	919
Cazoo Group Ltd. Class A (a)(c)	4,956,903	17,498
Chewy, Inc. (a)(c)	2,321,945	109,456
Doordash, Inc. (a)(c)	956,900	100,427
FSN E-Commerce Ventures Private Ltd. (a)(b)	2,325,300	33,794
Global-e Online Ltd. (a)	4,383,008	171,551
Porch Group, Inc. Class A (a)(c)	1,618,443	13,109
Wayfair LLC Class A (a)	382,029	53,816
Zomato Ltd. (a)(b)	10,619,500	10,118
		1,808,887
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	719,900	23,303
American Eagle Outfitters, Inc.	330,684	6,971
Auto1 Group SE (f)	5,463,972	79,218
Carvana Co. Class A (a)(c)	4,201,589	632,213
Dick's Sporting Goods, Inc. (c)	1,110,200	116,571
		858,276
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A	55,500	437
Bombas LLC (b)(e)	5,086,874	40,538
Capri Holdings Ltd. (a)	328,200	22,232
lululemon athletica, Inc. (a)	136,210	43,579
Tapestry, Inc.	784,700	32,094
		138,880
TOTAL CONSUMER DISCRETIONARY		3,378,129
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	48,000	18,406
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,035,800	65,121
Blink Health, Inc. Series A1 (a)(b)(e)	56,119	2,147
		67,268
Food Products - 0.1%
Local Bounti Corp. (a)	2,034,278	12,165
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(e)	2,772	120
TOTAL CONSUMER STAPLES		97,959
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
NOV, Inc.	367,800	6,308
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	2,681,200	149,788
Cenovus Energy, Inc. (Canada)	3,671,000	57,722
Exxon Mobil Corp.	2,489,000	195,187
Hess Corp.	1,975,600	199,654
Tourmaline Oil Corp.	137,400	5,420
		607,771
TOTAL ENERGY		614,079
FINANCIALS - 1.7%
Banks - 1.2%
Starling Bank Ltd. Series D (a)(b)(e)	6,322,000	19,337
Wells Fargo & Co.	4,270,100	227,895
		247,232
Consumer Finance - 0.2%
LendingTree, Inc. (a)(c)	335,388	40,585
Diversified Financial Services - 0.3%
Rapyd Financial Network 2016 Ltd. (b)(e)	340,545	42,398
WeWork, Inc. (a)	2,056,600	13,162
		55,560
TOTAL FINANCIALS		343,377
HEALTH CARE - 9.5%
Biotechnology - 2.4%
ADC Therapeutics SA (a)	238,174	3,978
Agios Pharmaceuticals, Inc. (a)	956,600	29,779
Alnylam Pharmaceuticals, Inc. (a)	539,335	85,134
ALX Oncology Holdings, Inc. (a)	653,300	11,838
Arcutis Biotherapeutics, Inc. (a)	235,100	4,185
Argenx SE ADR (a)	131,399	37,805
Ascendis Pharma A/S sponsored ADR (a)	67,662	7,605
Aurinia Pharmaceuticals, Inc. (a)(c)	1,633,225	20,089
Celldex Therapeutics, Inc. (a)	804,000	24,040
Cyteir Therapeutics, Inc.	126,300	733
Cytokinetics, Inc. (a)	1,015,500	35,867
Erasca, Inc.	1,462,700	18,137
Exelixis, Inc. (a)	1,277,900	26,235
Fusion Pharmaceuticals, Inc. (a)	141,767	1,068
Icosavax, Inc. (a)	237,700	4,141
Imago BioSciences, Inc.	731,800	17,234
Instil Bio, Inc. (a)	1,254,500	13,461
Keros Therapeutics, Inc. (a)	277,800	14,918
Mirati Therapeutics, Inc. (a)	176,000	15,539
Monte Rosa Therapeutics, Inc.	396,100	5,680
Morphic Holding, Inc. (a)	208,036	8,292
Nuvalent, Inc. Class A (a)	283,376	4,236
ORIC Pharmaceuticals, Inc. (a)	81,899	636
Passage Bio, Inc. (a)	6,769	22
Poseida Therapeutics, Inc. (a)	61,100	223
Prelude Therapeutics, Inc. (a)	391,600	3,458
Protagonist Therapeutics, Inc. (a)	655,987	15,927
PTC Therapeutics, Inc. (a)	58,900	2,069
Relay Therapeutics, Inc. (a)	885,885	21,359
Repare Therapeutics, Inc. (a)	77,700	1,249
Tenaya Therapeutics, Inc. (a)	421,700	4,917
TG Therapeutics, Inc. (a)	666,361	6,577
Twist Bioscience Corp. (a)	174,800	9,778
Vaxcyte, Inc. (a)	573,646	13,291
Zentalis Pharmaceuticals, Inc. (a)	545,300	27,205
		496,705
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	4,639,574	204,930
DexCom, Inc. (a)	123,926	51,294
Insulet Corp. (a)	146,810	38,859
Penumbra, Inc. (a)	190,763	42,300
TransMedics Group, Inc. (a)(d)	2,347,117	43,469
		380,852
Health Care Providers & Services - 4.5%
agilon health, Inc. (a)	6,520,200	131,838
Alignment Healthcare, Inc. (a)	986,500	8,326
Cano Health, Inc. (a)	6,307,145	30,716
CareMax, Inc. Class A (a)	1,771,852	10,259
Centene Corp. (a)	2,093,244	172,944
Humana, Inc.	454,360	197,338
LifeStance Health Group, Inc. (c)	14,168,200	133,606
Oak Street Health, Inc. (a)(c)	7,549,100	132,185
P3 Health Partners, Inc. (b)(d)	2,032,510	11,382
Surgery Partners, Inc. (a)	287,200	15,012
The Oncology Institute, Inc. (b)	814,767	4,375
UnitedHealth Group, Inc.	161,067	76,647
		924,628
Health Care Technology - 0.1%
GoodRx Holdings, Inc. (a)(c)	864,600	23,690
Sema4 Holdings Corp. (b)	217,600	759
		24,449
Life Sciences Tools & Services - 0.5%
Danaher Corp.	212,000	58,175
Sartorius Stedim Biotech	76,900	29,489
		87,664
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	316,700	20,525
Nabriva Therapeutics PLC (a)(c)	1,126,502	510
Nabriva Therapeutics PLC warrants 6/1/22 (a)	6,814,048	0
Nuvation Bio, Inc. (a)	360,498	1,824
Terns Pharmaceuticals, Inc.	758,300	2,518
		25,377
TOTAL HEALTH CARE		1,939,675
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(b)(e)	85,000	4,760
Building Products - 0.1%
The AZEK Co., Inc. (a)	855,900	25,240
View, Inc. (b)	1,205,473	2,771
		28,011
Electrical Equipment - 0.0%
FREYR Battery SA (a)	806,106	7,674
Marine - 0.2%
Golden Ocean Group Ltd. (c)	2,367,100	29,305
Road & Rail - 2.8%
Bird Global, Inc. (b)	607,013	1,985
Bird Global, Inc.	2,734,201	8,494
Bird Global, Inc.:
rights 11/4/26 (a)(e)	106,001	128
rights 11/4/26 (a)(e)	106,001	68
rights 11/4/26 (a)(e)	106,001	34
Lyft, Inc. (a)	5,104,078	198,753
Uber Technologies, Inc. (a)	10,327,481	372,099
		581,561
Transportation Infrastructure - 0.1%
Delhivery Private Ltd. (b)(e)	1,039,700	8,085
TOTAL INDUSTRIALS		659,396
INFORMATION TECHNOLOGY - 38.3%
Electronic Equipment & Components - 0.9%
Flex Ltd. (a)	6,214,899	102,484
Jabil, Inc.	1,616,400	93,444
		195,928
IT Services - 8.0%
Block, Inc. Class A (a)	797,500	101,681
Cognizant Technology Solutions Corp. Class A	1,172,500	100,987
Cyxtera Technologies, Inc. (b)	969,061	11,793
Dlocal Ltd. (c)	3,099,700	101,205
EPAM Systems, Inc. (a)	98,473	20,458
Flywire Corp. (a)(c)	962,273	26,039
GoDaddy, Inc. (a)	2,656,504	221,579
MasterCard, Inc. Class A	624,412	225,300
MongoDB, Inc. Class A (a)	137,812	52,643
Nuvei Corp. (a)(f)	3,364,174	182,634
Payoneer Global, Inc. (b)	442,000	2,130
Repay Holdings Corp. (a)	3,080,200	53,195
Shift4 Payments, Inc. (a)(c)	1,078,600	56,788
TaskUs, Inc.	1,479,552	42,493
TDCX, Inc. ADR (c)	535,152	8,081
Thoughtworks Holding, Inc.	187,100	4,277
Thoughtworks Holding, Inc.	1,003,398	21,791
Twilio, Inc. Class A (a)	557,991	97,537
Visa, Inc. Class A	1,171,861	253,263
Wix.com Ltd. (a)(c)	519,873	47,610
		1,631,484
Semiconductors & Semiconductor Equipment - 9.9%
Applied Materials, Inc.	1,316,301	176,648
GlobalFoundries, Inc.	4,260,395	258,947
Lam Research Corp.	230,076	129,153
Marvell Technology, Inc.	2,148,679	146,819
Micron Technology, Inc.	1,239,072	110,104
NVIDIA Corp.	3,251,872	792,969
NXP Semiconductors NV	1,136,372	216,047
onsemi (a)	2,789,961	174,679
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	236,200	25,276
		2,030,642
Software - 17.2%
Adobe, Inc. (a)	265,230	124,043
Alkami Technology, Inc. (a)	581,583	9,166
Anaplan, Inc. (a)	1,953,300	92,528
BTRS Holdings, Inc. (a)	2,311,640	14,101
CCC Intelligent Solutions Holdings, Inc. (b)	180,037	1,955
Datadog, Inc. Class A (a)	126,100	20,316
DoubleVerify Holdings, Inc. (a)	3,213,845	88,863
Dynatrace, Inc. (a)	5,709,900	253,634
Elastic NV (a)	628,640	54,472
EngageSmart, Inc. (c)	1,482,500	32,615
Epic Games, Inc. (a)(b)(e)	56,200	41,364
Five9, Inc. (a)	146,800	16,148
GitLab, Inc. (c)	183,418	10,688
HashiCorp, Inc.	476,205	23,996
HubSpot, Inc. (a)	244,449	128,336
Intapp, Inc.	3,019,900	69,639
Intuit, Inc.	275,408	130,645
Microsoft Corp.	6,042,415	1,805,411
Pine Labs Private Ltd. (b)(e)	16,636	9,310
Riskified Ltd.:
Class A (f)	20,450	154
Class B	759,374	5,718
Salesforce.com, Inc. (a)	1,650,938	347,572
SentinelOne, Inc.	108,900	4,519
ServiceNow, Inc. (a)	188,758	109,465
Stripe, Inc. Class B (a)(b)(e)	73,500	2,367
Synopsys, Inc. (a)	40,600	12,683
The Trade Desk, Inc. (a)	1,092,010	93,170
Viant Technology, Inc.	1,487,192	12,240
Volue A/S (a)	1,119,628	5,343
		3,520,461
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,757,960	455,394
IonQ, Inc. (b)	598,800	9,569
		464,963
TOTAL INFORMATION TECHNOLOGY		7,843,478
MATERIALS - 2.6%
Metals & Mining - 2.6%
Alcoa Corp.	266,500	20,078
Freeport-McMoRan, Inc.	10,955,400	514,356
		534,434
UTILITIES - 1.2%
Electric Utilities - 0.5%
Constellation Energy Corp.	116,633	5,363
Exelon Corp.	349,900	14,892
ORSTED A/S (f)	744,356	96,330
		116,585
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	1,817,300	141,768
TOTAL UTILITIES		258,353
TOTAL COMMON STOCKS (Cost $14,821,553)		19,661,818

Preferred Stocks - 3.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.5%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(b)	1,493,700	2,294

Interactive Media & Services - 0.3%
Reddit, Inc. Series F (b)(e)	793,873	49,057

TOTAL COMMUNICATION SERVICES		51,351

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(e)	49,852	478
Series C(a)(b)(e)	196,163	1,880
Series D(b)(e)	415,700	3,984
		6,342
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (b)(e)	70,400	28,649
Instacart, Inc.:
Series H(a)(b)(e)	267,054	21,501
Series I(b)(e)	90,554	7,291
		57,441
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (b)(e)	380,829	7,930

TOTAL CONSUMER DISCRETIONARY		71,713

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(e)	234,164	8,957

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (b)(e)	404,785	24,388

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(e)	566,439	24,538
Series D(a)(b)(e)	3,671	159
		24,697
TOTAL CONSUMER STAPLES		58,042

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (b)(e)	1,068,417	22,180
Space Exploration Technologies Corp.:
Series I(a)(b)(e)	16,438	9,205
Series N(a)(b)(e)	51,400	28,784
		60,169
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (b)(e)	441,839	32,374

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(e)	1,038,289	17,130

TOTAL INDUSTRIALS		109,673

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Meesho Series F (b)(e)	243,800	18,693
Xsight Labs Ltd. Series D (b)(e)	501,100	5,001
		23,694
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(e)	7,873,996	8,730

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(e)	116,411	18,344
Yanka Industries, Inc.:
Series E(a)(b)(e)	341,047	10,871
Series F(b)(e)	380,955	12,144
		41,359
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(b)(e)	339,534	2,879
Series F2(b)(e)	179,288	1,520
SiMa.ai Series B (b)(e)	1,198,500	7,826
		12,225
Software - 0.6%
Bolt Technology OU Series E (b)(e)	290,611	74,945
Databricks, Inc.:
Series G(b)(e)	60,400	13,315
Series H(b)(e)	10,784	2,377
Mountain Digital, Inc. Series D (b)(e)	896,466	20,588
Skyryse, Inc. Series B (b)(e)	244,100	6,024
Stripe, Inc. Series H (b)(e)	30,700	989
Tenstorrent, Inc. Series C1 (b)(e)	32,900	2,469
		120,707
TOTAL INFORMATION TECHNOLOGY		206,715

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (b)(e)	674,317	18,470

TOTAL CONVERTIBLE PREFERRED STOCKS		515,964
Nonconvertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. Series E1 (b)	4,395,224	6,750

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(e)	6,477,300	453
Waymo LLC Series A2 (a)(b)(e)	47,838	4,388
		4,841
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (b)(e)(g)	764,320	21,938

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gupshup, Inc. (b)(e)	509,400	10,203

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(b)(e)	39,764	22,252
Series A(b)(e)	9,936	5,560
Series B(b)(e)	10,808	6,048
Series B2(b)(e)	8,745	4,894
Series C(b)(e)	16,265	9,102
Series C1(b)(e)	3,427	1,918
Series D(b)(e)	3,667	2,052
		51,826
TOTAL INFORMATION TECHNOLOGY		62,029

TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,558
TOTAL PREFERRED STOCKS (Cost $515,189)		611,522

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (b)(e)	12,391	12,391
4% 5/22/27 (b)(e)	843	843
4% 6/12/27 (b)(e)	232	232
Cost ($13,466)		13,466

Preferred Securities - 0.2%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (b)(i)	24,310	27,353
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(e)	3,352	3,352
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(e)(i)	7,958	7,958
Software - 0.0%
Tenstorrent, Inc. 0% (b)(e)(i)	1,830	1,830
TOTAL INFORMATION TECHNOLOGY		13,140
TOTAL PREFERRED SECURITIES (Cost $37,450)		40,493

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (j)	107,060,160	107,082
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	513,294,075	513,345
TOTAL MONEY MARKET FUNDS (Cost $620,427)		620,427

Equity Funds - 0.4%
	Shares	Value ($) (000s)
Domestic Equity Funds - 0.4%
iShares Russell 1000 Growth Index ETF (Cost $75,139)	283,000	75,686

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $16,083,224)	21,023,412
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(541,054)
NET ASSETS - 100.0%	20,482,358

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $939,074,000 or 4.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,336,000 or 1.7% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series A	4/09/21	32,374
Bird Global, Inc.	5/11/21	6,070
Blink Health, Inc. Series A1	12/30/20	1,520
Blink Health, Inc. Series C	11/07/19 - 7/14/21	8,939
Bolt Technology OU Series E	1/03/22	75,500
Bombas LLC	2/16/21 - 11/12/21	24,316
Bowery Farming, Inc. Series C1	5/18/21	24,388
ByteDance Ltd. Series E1	11/18/20	12,756
Cazoo Group Ltd.	3/28/21	2,602
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,800
CelLink Corp. Series D	1/20/22	7,930
Circle Internet Financial Ltd. 0%	5/11/21	24,310
Convoy, Inc. Series D	10/30/19	14,058
Cyxtera Technologies, Inc.	2/21/21	9,691
Databricks, Inc. Series G	2/01/21	10,713
Databricks, Inc. Series H	8/31/21	2,377
Delhivery Private Ltd.	5/20/21	5,075
Diamond Foundry, Inc. Series C	3/15/21	16,184
Enevate Corp. Series E	1/29/21	8,730
Enevate Corp. 0% 1/29/23	1/29/21	3,352
Epic Games, Inc.	7/13/20 - 3/29/21	45,615
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	6,381
GaN Systems, Inc. Series F1	11/30/21	2,879
GaN Systems, Inc. Series F2	11/30/21	1,520
GaN Systems, Inc. 0%	11/30/21	7,958
GoBrands, Inc. Series G	3/02/21	17,580
Gupshup, Inc.	6/08/21	11,648
Innovid Corp.	6/24/21	10,177
Instacart, Inc. Series H	11/13/20	16,023
Instacart, Inc. Series I	2/26/21	11,319
IonQ, Inc.	3/07/21	5,988
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Meesho Series F	9/21/21	18,693
Mountain Digital, Inc. Series D	11/05/21	20,588
Neutron Holdings, Inc.	2/04/21	5
Neutron Holdings, Inc. Series 1C	7/03/18	1,184
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	12,391
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232
P3 Health Partners, Inc.	5/25/21	20,325
Payoneer Global, Inc.	2/03/21	4,420
Pine Labs Private Ltd.	6/30/21	6,203
Pine Labs Private Ltd. Series 1	6/30/21	14,826
Pine Labs Private Ltd. Series A	6/30/21	3,705
Pine Labs Private Ltd. Series B	6/30/21	4,030
Pine Labs Private Ltd. Series B2	6/30/21	3,261
Pine Labs Private Ltd. Series C	6/30/21	6,065
Pine Labs Private Ltd. Series C1	6/30/21	1,278
Pine Labs Private Ltd. Series D	6/30/21	1,367
Rad Power Bikes, Inc.	1/21/21	1,845
Rad Power Bikes, Inc. Series A	1/21/21	240
Rad Power Bikes, Inc. Series C	1/21/21	946
Rad Power Bikes, Inc. Series D	9/17/21	3,984
Rapyd Financial Network 2016 Ltd.	3/30/21	25,000
Reddit, Inc. Series F	8/11/21	49,057
Relativity Space, Inc. Series E	5/27/21	24,397
Sema4 Holdings Corp.	2/09/21	2,176
SiMa.ai Series B	5/10/21	6,145
Skyryse, Inc. Series B	10/21/21	6,024
Sonder Holdings, Inc.	4/29/21	4,053
Space Exploration Technologies Corp. Class A	2/16/21	3,570
Space Exploration Technologies Corp. Series I	4/05/18	2,778
Space Exploration Technologies Corp. Series N	8/04/20	13,878
Starling Bank Ltd. Series D	6/18/21	11,303
Starry, Inc. Series D	7/30/20	2,136
Starry, Inc. Series E1	9/04/20	6,184
Stripe, Inc. Class B	5/18/21	2,949
Stripe, Inc. Series H	3/15/21	1,232
Tenstorrent, Inc. Series C1	4/23/21	1,956
Tenstorrent, Inc. 0%	4/23/21	1,830
The Beachbody Co., Inc.	2/09/21	8,079
The Oncology Institute, Inc.	6/28/21	8,148
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,939
View, Inc.	3/05/21	12,055
Waymo LLC Series A2	5/08/20	4,108
Xsight Labs Ltd. Series D	2/16/21	4,007
Yanka Industries, Inc. Series E	5/15/20	4,120
Yanka Industries, Inc. Series F	4/08/21	12,144
Zomato Ltd.	12/09/20 - 2/10/21	7,456

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	90,946	1,290,278	1,274,142	8	-	-	107,082	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	856,362	808,980	1,151,997	862	-	-	513,345	1.4%
Total	947,308	2,099,258	2,426,139	870	-	-	620,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Intapp, Inc.	88,631	-	4,447	-	(3,482)	(11,063)	-
Magnite, Inc.	122,205	22,811	12,984	-	(12,875)	(10,378)	108,779
P3 Health Partners, Inc.	-	-	-	-	-	(8,943)	11,382
TransMedics Group, Inc.	51,730	-	-	-	-	(8,261)	43,469
Total	262,566	22,811	17,431	-	(16,357)	(38,645)	163,630

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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